Statement of Additional Information Supplement

June 15, 2018

Morgan Stanley Institutional Liquidity Funds

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated February 28, 2018

Government Portfolio

Government Securities Portfolio

Money Market Portfolio

Prime Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Securities Portfolio

The fourth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

Please retain this supplement for future reference.